As filed with the Securities and Exchange Commission on November 29, 2001.

                                                     Registration Nos. 333-14449
                                                                       811-07599

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 9

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 12

                           DOMINI INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                536 Broadway, 7th Floor, New York, New York 10012
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 212-217-1100

                                  Amy L. Domini
                          Domini Social Investments LLC
                             536 Broadway, 7th Floor
                            New York, New York 10012
                     (Name and Address of Agent for Service)

                                    Copy To:
                              Roger P. Joseph, Esq.
                                Bingham Dana LLP
                               150 Federal Street
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective on November 30, 2001 pursuant to paragraph (b) of Rule 485.

Domini Social Index Portfolio has also executed this registration statement.
[LOGO] DOMINI SOCIAL INVESTMENTS

Domini Institutional Social Equity Fund SM

Prospectus
November 30, 2001

The Way You Invest Matters SM

As with all mutual funds, the Securities and Exchange Commission has not judged whether this fund is a good investment or whether the information in this prospectus is truthful and complete. Anyone who indicates otherwise is committing a federal crime.

Table of Contents

The Fund at a Glance

Investment Objective	2
Primary Investment Strategy and Overview of the Social Screens Used by the Domini 400 Social Index SM	2
Primary Risks	3
Past Performance of the Fund	4
Fund Fees and Expenses	5

More About the Fund

About Index Investing	7

Answers to basic questions about how index funds work, how index funds differ from actively managed funds, and an overview of the advantages they offer.

What is the Domini 400 Social Index SM ?	9

Information about the nation’s oldest socially and environmentally screened index, how it was created and is maintained, and further details about the Fund’s socially responsible investment criteria.

Is the Fund an Appropriate Investment for Me?	13
Additional Investment Strategies & Risk Information	14
Who Manages the Fund?	16

Shareholder Manual	A-1

Information about buying and selling shares, distributions, and the tax consequences of an investment in the Fund.

Financial Highlights	B-1

Why Reading this Prospectus is Important

This prospectus explains the objective, risks, and strategies of the Domini Institutional Social Equity Fund. Reading the prospectus will help you to decide whether the Fund is the right investment for you.

Mutual funds:

•	are not FDIC-insured
•	have no bank guarantees
•	may lose value

Because you could lose money by investing in this Fund, we suggest that you read this prospectus carefully, and keep it for future reference.

The Fund at a Glance

Investment Objective

The Fund seeks to provide its shareholders with long-term total return that matches the performance of the Domini 400 Social Index SM , an index made up of the stocks of 400 companies selected using social and environmental criteria. The Index is composed primarily of large-capitalization U.S. companies.

Primary Investment Strategy

The Fund seeks to match the composition of the Index as closely as possible. The Fund typically invests all or substantially all of its assets in stocks of the companies included in the Domini 400 Social Index. The Fund holds all 400 stocks included in the Domini 400 Social Index in approximately the same proportion as they are found in the Index. This is known as a full replication strategy. The Fund follows this strategy by investing in the Domini Social Index Portfolio, another fund with the same investment objective.

Although you cannot invest directly in an index, an index mutual fund provides you the opportunity to invest in a portfolio that tracks an index.

Overview of the Social Screens Used by the Domini 400 Social Index SM :

•   The Index avoids companies that manufacture tobacco products or alcoholic beverages, companies that derive any revenues from gambling enterprises, firearms manufacturers and major military contractors, and companies that have an ownership share in, or operate, nuclear power plants.

•   The Index seeks to hold the stocks of good corporate citizens, demonstrated by positive relations with their communities and their employees, by their environmental record, and by the quality and safety of their products.

For more information about the Domini 400 Social Index and
its social screens, please refer to page 10.

The Fund at a Glance
Primary Risks

•   Market Risk. The Fund seeks to remain fully invested in the stock market during all market conditions. Therefore, the value of your investment, like stock prices generally, may fluctuate widely. You could lose money. Stock markets tend to move in unpredictable cycles, with periods of rising prices and periods of falling prices. The value of your investment will vary from day to day due to changing market conditions, or conditions relating to specific companies.

•   Style Risk. The Fund primarily invests in the stocks of large-capitalization companies. Large-capitalization stocks tend to go through cycles where they do better, or worse, than the stock market in general. The performance of your investment will generally follow these broad market trends. Because the Domini 400 Social Index SM is weighted by market capitalization, a few large companies represent a relatively large percentage of the Index. Should the value of one or more of these stocks decline significantly, it could negatively affect the Fund’s performance.

The Fund’s portfolio is subject to strict social and environmental screens. Because of these screens, Fund management may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social or environmental reasons when it is otherwise disadvantageous to do so.

•   Indexing. The Fund will continue to invest in the Index, regardless of how the Index is performing. It will not shift its concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling or stagnant stock market. If the Index is heavily weighted in a single industry or sector, the Fund will be heavily invested in that industry or sector, and as a result can be affected more positively or negatively by developments in those industries than would be another mutual fund whose investments are not restricted to the securities in the Index. Also, the Fund’s ability to match the performance of the Index may be affected by a number of factors, including Fund operating expenses and transaction costs, inflows and outflows of cash from the Fund and imperfect correlation between the Fund’s holdings and those in the Index.

There can be no guarantee that the Fund will be able to achieve its investment objective. The investment objective of the Fund may be changed without the approval of the Fund’s shareholders, but shareholders will be given notice at least 30 days before any change is implemented. Management currently has no intention to change the Fund’s investment objective.

Additional risk information is provided in the More About the Fund section at page 7, 14, and in the Statement of Additional Information.

The Fund at a Glance
Past Performance of the Fund

The bar chart and table below provide an indication of the risk of investing in the Fund by illustrating how returns have varied from one year to the next and by showing how the Fund’s average annual total returns compare with those of the Standard & Poor’s 500 Index (S&P 500), a broad-based index. Please note that this information represents past performance, and is not necessarily an indication of how the Fund will perform in the future.

Total Return for Years Ended December 31

This bar chart shows how the Fund’s performance has varied over the last four calendar years.

                                    [CHART]

                                1997     37.31%
                                1998     33.98%
                                1999     23.51%
                                2000    -14.58%

Best quarter covered by the bar chart above: 24.86% (quarter ended 12/31/98)

Worst quarter covered by the bar chart above: -9.65% (quarter ended 9/30/98)

Year-to-date performance as of 9/30/01: -20.46%
The Fund at a Glance
Average Annual Total Return as of 12/31/00

The table below shows the Fund’s average annual total returns in comparison to the S&P 500.

	1 Year	Since Inception (5/30/96)

Domini Institutional Social Equity Fund	-14.58%	16.06%

S&P 500	-9.11%	16.07%

Fund Fees and Expenses

The table below describes the fees and expenses that you would pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly by you)

Sales Charge (Load) Imposed on Purchases:	None
Deferred Sales Charge (Load):	None
Sales Charge (Load) Imposed on Reinvested Dividends:	None
Redemption Fees:	None
Exchange Fees:	None

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Management Fees:	0.20%
Distribution (12b-1) Fees:	None
Other Expenses
Administrative Services and Sponsorship Fee:	0.25%
Other Expenses:	0.05%

Total Annual Fund Operating Expenses:	0.50%
Fee Waiver**:	0.20%

Net Expenses:	0.30%

* The table reflects the expenses of the Fund and the Domini Social Index Portfolio, the underlying portfolio in which the Fund invests.
** Domini Social Investments LLC has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund’s expenses will not exceed, on a per annum basis, 0.30% of its average daily net assets for the period from November 30, 2001 to November 30, 2002, absent an earlier modification by the Board of Trustees, which oversees the Fund.

The Fund at a Glance
Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur if you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of each period. This example assumes that the Fund provides a return of 5% a year, all dividends and distributions are reinvested, operating expenses remain constant for the time period indicated and the fee waiver reflected in the fee table above is in effect for the one-year time period.

1 Year	3 Years	5 Years	10 Years

$30	$140	$260	$609

This example should not be considered to represent actual expenses or performance for the past or the future. Actual future expenses may be higher or lower than those shown.

Quick Guide to Important Information

Minimum Initial Investment: $2,000,000

Investment Adviser: Domini Social Investments LLC

Commencement of Operations: May 30, 1996

Net Assets as of September 30, 2001: $351,117,710

Dividends: Distributed quarterly, in March, June, September and December

Capital Gains: Distributed annually, usually in December

Newspaper Listing: Dom Soc Inv-Inst Soc Eq

Ticker Symbol: DIEQX

Cusip Number: 257131102

Website: www.domini.com

Shareholder Services: 1-800-582-6757

More About the Fund
About Index Investing

What is an index?

An index is an unmanaged group of stocks selected to measure the behavior of the market, or some portion of it. The S&P 500, for example, is an index of 500 companies selected to track the performance of the broad market of large-cap U.S. companies. Investors use indexes as benchmarks to measure how their investments are performing in comparison to the market as a whole.

The Domini 400 Social Index SM attempts to track the performance of a broad representation of primarily large-cap U.S. companies that pass comprehensive social and environmental screens. The Index was created to serve as a benchmark for socially and environmentally conscious investors.

What is the difference between an index fund
and an actively managed fund?

The Fund uses a passive investment strategy. This means that the Fund purchases, holds and sells stocks based on the composition of the Index, rather than on a manager’s judgment as to the direction of the market or the merits of any particular stock.

Unlike index funds, actively managed funds are generally managed to achieve the highest possible return within certain parameters. These funds are managed by stock-pickers who buy and sell stocks based on their opinion of the financial outlook of the stock. Because index funds use a passive strategy, changes in management generally have less impact on fund performance.

Index funds provide investors with an opportunity to invest in a portfolio that is specially designed to match the performance of a particular index. Rather than relying on the skills of a particular mutual fund manager, index fund investors purchase, in a sense, a cross-section of the market. Their performance should therefore reflect the segment of the market that their fund is designed to track.

More About the Fund
What are some of the advantages of index investing?

Index investing has become quite popular because it offers investors a convenient, relatively low-cost and tax-efficient way to obtain exposure to a broad spectrum of the stock market. Here are some other advantages:

•   Diversification. Index funds such as the Domini Institutional Social Equity Fund invest in a large number of companies representing a diverse mix of industries. This structure can help reduce volatility as compared to funds that may invest in a smaller number of companies, or focus on a particular industry.

•   Benchmark Comparability. Index funds typically match the performance of their particular benchmarks more closely than comparable actively managed funds. The Fund seeks to match the performance of the Domini 400 Social Index SM .

•   Tax Efficiency. Turnover rate refers to the volume of buying and selling of stocks by a fund. The turnover rate of index funds tends to be much lower than the average actively managed mutual fund. Depending on your particular tax situation, a low turnover rate may produce fewer taxable capital gains.

Compare Turnover Rates

The average annual portfolio turnover rate for all domestic stock funds is 118%.*

The annual portfolio turnover rate for the Domini Institutional Social Equity Fund is 19%.** (There is no guarantee that this turnover will not be higher in the future.)

A 100% portfolio turnover rate would occur if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.

* As of 9/30/01; taken from Morningstar PrincipiaPro.
**For the period from 8/1/00 to 7/31/01.

More About the Fund
What is the Domini 400
Social Index SM ?

The Domini 400 Social Index (the Index) is the nation’s first socially and environmentally screened index. It was created and launched in May 1990 by the social research firm of KLD Research & Analytics, Inc. (formerly Kinder, Lydenberg, Domini & Co., Inc.) (KLD) in order to serve as a benchmark for social investors, and to determine how social screens affect financial performance. The Fund was launched in 1996 to provide institutional investors with an opportunity to invest in a portfolio based on the Index.

The Index is maintained by KLD. It is composed of the common stocks of 400 companies that meet the social criteria described below.

What are Social Screens?

All investment decisions use some type of “screen.” Screens are guidelines that define which securities will be included in a portfolio, and which will be excluded. In addition to basic financial screens relating to financial solvency, industry and sector diversification, and market capitalization, the stocks in the Index are selected using two basic types of social screens: exclusionary and qualitative.

KLD uses exclusionary social screens to avoid certain industries such as tobacco and alcohol, and qualitative social screens to select companies based on their performance in a number of areas, such as diversity and the environment.

Socially Responsible Investing

Socially responsible investors factor social and environmental criteria into their investment decisions. They believe that this helps to encourage greater corporate responsibility, and may also help to identify companies that are good long-term investments because enlightened management may be better able to meet the future needs of society and the environment. In addition, in the course of seeking financial gain for themselves, they look for opportunities to use their investments to improve the lives of others.

Typically, social investors avoid companies that manufacture products, or employ practices, that they believe have harmful effects on society or the natural environment. They seek to invest in companies with positive qualities, such as a proactive environmental record or positive employee relations. This process is called “social screening.”

At Domini Social Investments, in addition to screening our investments, we work with companies to improve their social and environmental performance and file shareholder resolutions on these issues when necessary. In addition, we vote company proxies in a manner that is consistent with our social screening criteria, and publicly disclose our votes.

More About the Fund
How was the Domini 400 Social Index SM constructed?

To construct the Index, KLD first applied to the S&P 500 a number of traditional social screens. Roughly half of the S&P 500 companies qualified for the Index in this initial screening process. Approximately 150 non-S&P 500 companies were then added with two goals in mind. One goal was to obtain a broad representation of industries, so that the Index would more accurately reflect the market available to the socially responsible investor. Another goal was to identify companies that are particularly strong models of corporate behavior.

KLD maintains an extensive database of corporate accountability information on more than 4,000 publicly traded companies and bases its decisions on research into the following factors:

Exclusionary Screens

KLD seeks to exclude the following types of companies from the Index:

• Tobacco and Alcohol – companies that manufacture tobacco products or alcoholic beverages;

• Gambling – companies that receive identifiable revenues from gambling enterprises;

• Nuclear Power – companies that have an ownership share in, or operate, nuclear power plants; and

• Weapons – companies that manufacture firearms or receive more than 2% of their gross revenues from the sale of military weapons.

Qualitative Screens

KLD considers the following criteria when evaluating companies for possible inclusion in the Index and may exclude companies based on poor performance in these areas:

• Environmental Performance – the company’s record with regard to fines or penalties, waste disposal, toxic emissions, efforts in waste reduction and emissions reduction, recycling, and environmentally beneficial fuels, products and services;

• Employee Relations – the company’s record with regard to labor matters, workplace safety, employee benefit programs, and meaningful participation in profits either through stock purchase or profit sharing plans;
More About the Fund

• Diversity – the company’s record with regard to the hiring and promotion of women and minorities, particularly to management positions and the board of directors, including the company’s record with respect to the availability of benefit programs that address work/family concerns, innovative hiring programs for the disabled and progressive policies toward gays and lesbians;

• Citizenship – the company’s record with regard to its charitable activities and its community relations in general, including its relations with indigenous people; and

• Product-Related Issues – the company’s record with regard to product safety, marketing practices, and commitment to quality.

From time to time, KLD may, at its discretion, choose to apply additional criteria, or to modify the application of the criteria listed above, to the Index. As a result, companies may be dropped from or added to the Index. This will impact the types of investments held by the Fund. The social criteria listed in this prospectus may be modified and additional social criteria may be imposed at any time without approval of shareholders.

How are the Fund’s largest holdings selected?

Like the S&P 500, the Index is “market capitalization-weighted.” Market capitalization is a measure of the value of a publicly traded company. It is calculated by multiplying the total number of outstanding shares of company stock by the price per share.

The Fund’s portfolio is also market capitalization-weighted. For example, assume that the total market value of Company A’s shares is twice the total market value of Company B’s shares. The Fund’s portfolio is structured so that its investment in Company A will be twice the value of its investment in Company B. The Fund’s top ten holdings therefore are simply the ten companies with the highest market value in the Index.

Because it seeks to duplicate the Index as closely as possible, the Fund will attempt to have a correlation between the weightings of the stocks it holds in its portfolio and the weightings of the stocks in the Index of 0.95 or better. A figure of 1.0 would indicate a perfect correlation.

How is the Domini 400 Social Index SM maintained?

The Index is maintained using a “buy and hold” strategy. Generally speaking, this means that companies that are in the Index stay in the Index for a long time. A
More About the Fund

company will not be removed because its stock has not been performing well, unless in KLD’s opinion the company is no longer financially viable. Sometimes a company is removed from the Index because it has been acquired by another company. Sometimes a company may split into two companies, and only one of the surviving companies is selected to stay in the Index (because the Index is maintained to consist of exactly 400 companies at all times).

A company may also be removed from the Index because its social profile has deteriorated, or due to its inadequate response to a significant controversy. When a company is removed from the Index, it is replaced with another company. In the selection process, among other factors, KLD considers the size of the company, the industry it is in, and its social profile.

Are there companies I won’t like in the Domini 400 Social Index SM ?

The screens for the Index are designed to reflect those most widely used by social investors. Therefore, you may find that some companies in the Index do not reflect your social or environmental standards.You may wish to review a list of companies in the Fund’s portfolio to decide if they meet your personal standards. The complete list is available in the Fund’s annual and semi-annual reports. To obtain copies of these reports free of charge, call 1-800-582-6757.

No company is a perfect model of corporate or social responsibility. Each year, the Fund uses its voice as a shareholder to encourage companies to improve their social and environmental records by voting proxies, writing letters, engaging management in dialogue and filing shareholder resolutions.

More About the Fund
Is the Fund an Appropriate Investment for Me?

Accounts in the Fund may only be established by or for the benefit of entities which have been approved by the distributor and which fall within the following categories:

•   endowments;

•   foundations;

•   religious organizations; and

•   other not-for-profit entities.

The Fund may change this policy at any time.

If you are seeking long-term growth, and are looking for an efficient way to invest in the broad U.S. stock market, the Fund may be appropriate for you.

Please note that although the Fund’s portfolio holds a broad cross-section of the U.S. stock market, it should not be considered a balanced investment program because it only holds stocks. In addition, the Fund should be considered a long-term investment and is not appropriate for short-term trading purposes.

If you depend on your investments for current income, or would find it a financial hardship to wait out periods of stock market volatility, the Fund may not be appropriate for you.

More About the Fund
Additional Investment Strategies &
Risk Information

Investment Structure:

The Fund invests its assets in the Domini Social Index Portfolio, a registered investment company. The Portfolio has the same investment objective as the Fund and invests in securities using the strategies described in this prospectus. The Fund may withdraw its investment from the Portfolio at any time if the Board of Trustees of the Fund determines that it is in the best interests of the Fund to do so. The Board of Trustees would then consider what action might be taken, including investing all of the Fund’s assets in another similarly structured portfolio having the same investment objective as the Fund, or hiring an investment adviser to manage the Fund’s assets. There is currently no intention to change the Fund’s investment structure. References to the Fund in this prospectus include the Portfolio, unless the context requires otherwise.

Cash Reserves:

Although the Fund seeks to be fully invested at all times, it keeps a small percentage of its assets in cash, or cash equivalents. These reserves provide the Fund with flexibility to meet redemptions and expenses, and to readjust its portfolio holdings. The Fund may hold these cash reserves uninvested or may invest them in high quality, short-term debt securities issued by agencies or instrumentalities of the U.S. Government, bankers’ acceptances, commercial paper, certificates of deposit, bank deposits or repurchase agreements. The issuers of these securities must satisfy certain social criteria.

Securities Lending:

Consistent with applicable regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, the Fund may make loans of its securities to member banks of the Federal Reserve System and to broker-dealers. These loans would be required to be secured continuously by collateral consisting of securities, cash or cash equivalents maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to terminate a loan and obtain the securities loaned at any time on 3 days’ notice.

During the existence of a loan, the Fund would continue to collect the equivalent of the dividends paid by the issuer on the securities loaned and would also receive interest on investment of cash collateral. The Fund may pay finder’s and other fees in connection with securities loans. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

The Fund is not required to use every investment technique or strategy listed in this prospectus or in the Statement of Additional Information. The Fund reserves the right to temporarily use a different investment strategy for defensive purposes in response to extraordinary market conditions, economic factors, or other occurrences. This may adversely affect the Fund’s performance. You should note, however, that the Fund has not used a different investment strategy for defensive purposes in the past and may decide not to do so in the future—even in the event of deteriorating market conditions.

For Additional Information about the Fund’s investment strategies and risks, the Fund’s Statement of Additional Information is available, free of charge, from Domini Social Investments.
More About the Fund

Who Manages the Fund?

Portfolio Adviser:

Domini Social Investments LLC (DSIL or the Manager), 536 Broadway, 7th Floor, New York, NY 10012, has been managing money since November 1997 and as of September 30, 2001 managed more than $1.5 billion dollars in assets for individual and institutional investors who are working to create positive change in society by using social and environmental criteria in their investment decisions. DSIL provides the Fund and the Portfolio with investment supervisory services, overall operational support and administrative services.

Portfolio Investment Submanager:

SSgA Funds Management, Inc. (SSgA), with its main offices at Two International Place, Boston, MA 02110, provides investment submanagement services to the Fund and the Portfolio pursuant to a Submanagement Agreement with DSIL. SSgA had approximately $49 billion in assets under management as of September 30, 2001, including $26 billion in assets for which SSgA acts as a submanager. SSgA and its affiliated companies managed over $334 billion in index fund assets and over $48 billion in socially responsible assets as of September 30, 2001. SSgA implements the daily transactions necessary to maintain the proper correlation between the Fund’s portfolio and the Domini 400 Social Index. SSgA does not determine the composition of the Index. From January 1, 2001 through April 30, 2001, these services were provided by State Street Global Advisors, an affiliate of SSgA. Prior to January 1, 2001, these services were provided by Mellon Equity Associates, LLP.

For the services DSIL and the submanagers provided to the Fund and the Portfolio during the fiscal year ended July 31, 2001, they received a total of 0.25% of the average daily net assets of the Fund, after waivers.

Shareholder Manual
This section provides you with information on how to buy and sell shares of the Fund, how Fund shares are valued, and the tax consequences of an investment in the Fund.

For more information on:

• investing in the Fund,
• your account,
• the Fund’s daily share price, or
• socially responsible investing,

call our Shareholder Services department toll-free at 1-800-582-6757. Shareholder Services representatives are available to take your call business days, 9AM - 5PM, Eastern Time.

You may obtain the share price of the Fund 24 hours a day, 7 days a week by using our automated system.

Visit our website at www.domini.com.

Quick Reference

Ticker Symbol: DIEQX

Newspaper Listing: Dom Soc Inv-Inst Soc Eq

Account Statements are mailed quarterly.

Trade Confirmations are sent after purchases and redemptions.

Annual and Semi-Annual Reports are mailed in late September and March, respectively.

Shareholder Manual
How to Open an Account

1.	Read this prospectus (and please keep it for future reference).

2.	Decide how much you want to invest.

The minimum initial investment is $2,000,000. The Fund, in its sole discretion, may permit purchases for lesser amounts.

3.
Decide whether to make your initial purchase by check or bank wire. Follow the simple instructions we’ve provided under “How to Buy Shares.” Be sure to completely fill out and sign the Account Application.

If at any time you need assistance, please call 1-800-582-6757, business days, 9AM - 5PM, Eastern Time.

How to Buy Shares

By Check

Mail the completed Account Application and your check to:

Domini Funds
P.O. Box 60494
King of Prussia, PA 19406-0494

For subsequent investments, fill out the investment slip that came with your trade confirmation or account statement or send a note with your account number and Fund name. Always be sure to include your account number on your check. If you need additional forms, please call 1-800-582-6757.

Your check must be in U.S. dollars drawn on a U.S. bank and be made payable to “Domini Funds.”

IMPORTANT: For our mutual protection, the Fund cannot accept checks made payable to third parties.

Shareholder Manual

By Bank Wire

To establish wire privileges on an existing account, or for additional information about this service, please call 1-800-582-6757.

Wire your investment to:

Bank:	Boston Safe Deposit Bank
ABA:	011001234
Acct Name:	Domini Funds
Acct #:	043370
FBO:	Fund Name, Account Name and Number at Domini Funds

For new accounts, please call 1-800-582-6757 to obtain an account number before wiring funds.

How to Exchange Shares

You may exchange all or a portion of your shares into any other available Domini Fund or the Domini Money Market Account®. You may request an exchange by calling 1-800-582-6757, or in writing. All written requests must be signed by all owners.

For information on transferring assets from another mutual fund family, please call 1-800-582-6757.

Domini Money Market Account®

The Domini Money Market Account (DMMA) offered through ShoreBank (formerly South Shore Bank) is an FDIC-insured (up to certain limits) interest-bearing account with direct community development benefits. You may open and maintain a DMMA at no charge, and take advantage of free check-writing (with a $500 minimum per check) and easy transfers by telephone to and from your Domini Institutional Social Equity Fund account. A DMMA investment is subject to certain terms and conditions. Call 1-800-582-6757 or visit www.domini.com for more information. The rate of return for the Domini Money Market Account will vary. The Domini Institutional Social Equity Fund is not insured by the FDIC.

Shareholder Manual
What is “Good Order”?

Purchase and sale requests must be in “good order” to be accepted by the Fund. To be in “good order” a request must include:

•	the Fund name;

•	the account number;

•	the amount of the transaction (in dollars or shares);

•	the signatures of all owners exactly as registered on the account (for redemption requests by mail);

•	Signature Guarantee if required (see page A-5); and

•	any supporting legal documentation that may be required.

How to Sell Shares

You are free to sell all or part of your Fund shares at any time during New York Stock Exchange trading hours (generally weekdays, 9AM - 4PM, Eastern Time). The Fund will send the proceeds from the sale to you or a third party that you have designated. (This may require a Signature Guarantee – see page A-5.)

Transactions are processed at the next determined share price after the Fund receives your sale request in good order.

IMPORTANT: Once a redemption order is placed, the transaction cannot be cancelled.

You may sell (redeem) your shares in the Fund in the following ways:

In Writing

Mail written redemption requests to:

Domini Funds
P.O. Box 60494
King of Prussia, PA 19406-0494

For overnight deliveries, please use the following address:

Domini Funds
c/o PFPC Inc.
211 South Gulph Road
King of Prussia, PA 19406

Letters requesting redemptions must:

•	specify the dollar amount or the number of shares to be sold, the Fund name and the account number; and

•	be signed in exactly the same way the account is registered by all registered owners or authorized signers.

Your redemption request may require a Signature Guarantee. Please see page A-5 for details.
Shareholder Manual

By Telephone

To sell shares by telephone, call the Fund 1-800-582-6757.

If you wish to receive your redemption by wire and have not already established wire privileges on your account, you must submit a wire redemption request in writing along with a Signature Guarantee (see below).

Please consider sending a written request to sell shares if you cannot reach the Fund by telephone.

Neither the Fund, nor its transfer agent or its distributor will be liable for any loss, liability, cost or expense for acting on telephone instructions believed to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Please contact the Fund if you wish to suspend telephone redemption privileges.

By Bank Wire

To establish wire redemption privileges on a new account, fill out the appropriate area on the Account Application and attach a voided check.

If you have not already established wire redemption privileges on your account, you must submit wire redemption requests in writing along with a Signature Guarantee (see below).

Additional Information on Selling Shares

Signature Guarantees

You are required to obtain a Medallion Signature Guarantee from a participating institution for any:

•	sales (redemptions) exceeding $50,000;
•	written sales requests, regardless of amount, made within 30 days following any changes in account registration; and
•	redemptions made to a third party or to an address other than the address for which the account is registered (unless already established on your account).
Shareholder Manual

The following types of institutions may participate in the Medallion Signature Guarantee program:

•	banks;
•	savings institutions;
•	credit unions;
•	broker-dealers; and
•	other guarantors acceptable to the Fund and its transfer agent.

The Fund and its transfer agent cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud. The Fund or its transfer agent may, at its option, request further documentation prior to accepting requests for redemptions.

Unusual Circumstances

The Fund reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In the event that the Fund suspends telephone redemption privileges, or if you have difficulty getting through on the phone, you will still be able to redeem your shares through the other methods listed above.

The Fund may stop selling its shares or postpone payment:

•	during any period in which the New York Stock Exchange is closed or in which trading is restricted; or
•	if the Securities and Exchange Commission determines that an emergency exists.

Large Redemptions

It is important that you call the Fund before you redeem any amount in excess of $500,000. We must consider the interests of all Fund shareholders and so reserve the right to delay delivery of your redemption proceeds – up to 7 days – if the amount to be redeemed will disrupt the Fund’s operation or performance.

The Fund reserves the right to pay part or all of the redemption proceeds in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.

In an effort to protect the Fund from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the Fund, except upon approval of the Manager.
Shareholder Manual

How the Price of Your Shares is Determined

The Fund determines its share price (or “NAV,” net asset value per share) at the close of regular trading on the New York Stock Exchange, normally 4PM, Eastern Time, on each day the Exchange is open for trading. This calculation is made by deducting the amount of the Fund’s liabilities (debts) from the value of its assets, and dividing the difference by the number of outstanding shares of the Fund.

Net Asset Value (NAV) =	Total Assets - Total Liabilities
Number of Shares Outstanding

To calculate the value of your investment, simply multiply the NAV by the number of shares of the Fund you own.

How can I find out the Fund’s NAV?

You may obtain the Fund’s NAV 24 hours a day online at www.domini.com or by phone by calling 1-800-582-6757 from a touch-tone phone and accessing our automated system.

Newspaper Listings: This information is also listed in the mutual fund listings of most major newspapers. The Fund is most commonly listed as: Dom Soc Inv-Inst Soc Eq.

Quarterly Statements: You will also receive this information quarterly, on your account statement.

How do you determine what price I will get when I buy shares?

If your order is received by the Fund by 4PM, Eastern Time, in good order, you will receive the NAV determined at the end of that day. See “What is “Good Order”?” on page A-4 of this prospectus.

The Fund may stop offering its shares for sale at any time and may reject any order for the purchase of its shares.

How do you determine what price I will get when I sell shares?

When you sell shares, you will receive the next share price that is calculated after your sale request is received by the Fund in good order. See “What is “Good Order”?” on page A-4 of this prospectus. Please note that the Fund will not accept redemption requests after 4PM, and will not hold trades for the following day.
Shareholder Manual

The Fund will normally pay for the shares on the next day the New York Stock Exchange is open for trading, but in any event within 7 days. The Fund may delay payment if your check in payment for the purchase of the shares you wish to sell has not yet cleared (this may take up to 15 days). The Fund may pay by check or, if you have completed the appropriate box on the Account Application, by wire transfer.

How is the value of securities held by the Fund determined?

The Fund typically uses market prices to value securities. However, when a market price is not available, or when the Fund has reason to believe that the price does not represent market realities, the Fund will value securities instead by using methods approved by the Fund’s Board of Trustees. In such a case, the Fund’s value for a security may be different from quoted market values.

Each short-term obligation (with a remaining maturity of less than 60 days) is valued at amortized cost, which constitutes fair value as determined by the Board of Trustees.

Fund Statements and Reports

Confirmation Statements:

Statements confirming the trade date and the amount of your transaction are sent each time you buy, sell, or exchange shares. Confirmation statements are not sent for reinvested dividends. Always verify your transactions by reviewing your confirmation statement carefully for accuracy. Please report any discrepancies to our Shareholder Services department at 1-800-582-6757 promptly.

Fund Financial Reports:

The Fund’s annual report is mailed in September, and the Fund’s semi-annual report is mailed in March. These reports include information about the Fund’s performance, as well as a complete listing of the Fund’s holdings.

Tax Statements:

Each year we will send you a statement reporting the previous year’s dividend and capital gains distributions and proceeds from the sale of shares, as required by the IRS. These are generally mailed in January.
Shareholder Manual

Dividends and Capital Gains

The Fund pays to its shareholders substantially all of its net income in the form of dividends. Dividends from net income, if any, are typically paid quarterly (usually in March, June, September and December). Any capital gain dividends are distributed annually in December.

You may elect to receive dividends either by check or in additional shares. Unless you choose to receive your dividends by check, all dividends will be reinvested in additional shares. In either case, dividends are taxable to you.

Taxes

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation and the status of your account under state and local laws.

Taxability of Dividends:

Each year the Fund will mail you a report of your dividends for the prior year and how they are treated for federal tax purposes. If you are otherwise subject to federal income taxes, you will normally have to pay federal income taxes on the dividends you receive from the Fund, whether you take the dividends in cash or reinvest them in additional shares.

Dividends designated by the Fund as capital gain dividends are taxable as long-term capital gains. Other dividends are generally taxable as ordinary income. Some dividends paid in January may be taxable to you as if they had been paid the previous December.

Dividends

Paid Quarterly

Capital Gains

Paid Annually

Shareholder Manual

Buying a Dividend:

Dividends paid by the Fund will reduce the Fund’s net asset value per share. As a result, if you buy shares just before the Fund pays a dividend, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a dividend on which you may need to pay tax.

Taxability of Transactions:

Anytime you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

IMPORTANT: By law, the Fund must withhold taxes, at the rate then in effect, from your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so. The Fund may also be required to withhold if you fail to certify that you are not otherwise subject to backup withholding for failing to report income to the IRS, or otherwise violate IRS requirements. The backup withholding tax rate is currently 30.5% but under the Economic Growth and Tax Relief Reconciliation Act will gradually be reduced to 28% in a series of steps ending January 1, 2006.

Shareholder Manual

Rights Reserved by the Fund

The Fund and its agents reserve the following rights:

•	to waive or lower investment minimums;
•	to accept initial purchases by telephone or mailgram;
•	to refuse any purchase or exchange order;
•
to cancel any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within 5 business days of the transaction or prior to the time the shareholder receives confirmation of the transaction, whichever is sooner;

•	to implement policies designed to prevent excessive trading;
•	to adopt policies requiring redemption of shares in certain circumstances;
•
to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur;

•	to otherwise modify the conditions of purchase and any services at any time; and
•	to act on instructions believed to be genuine.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interests of the Fund.

Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the indicated periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended July 31, 2001	Year Ended July 31, 2000		Year Ended July 31, 1999		Year Ended July 31, 1998		Year Ended July 31, 1997
For a share outstanding for the year:

Net asset value, beginning of year	$ 23.15	$ 21.50		$ 17.87		$ 14.71		$ 9.60

Income (loss) from investment operations:
Net investment income	0.14	0.12		0.14		0.15		0.13
Net realized and unrealized gain (loss) on investments	(4.14)	1.79		3.95		3.17		5.11

Total income (loss) from investment operations	(4.00)	1.91		4.09		3.32		5.24

Less distributions and dividends:
Dividends to shareholders from net investment income	(0.12)	(0.12)		(0.14)		(0.13)		(0.13)
Distributions to shareholders from net realized gain	(0.50)	(0.14)		(0.32)		(0.03)		(0.00	) (1)

Total distributions and dividends	(0.62)	(0.26)		(0.46)		(0.16)		(0.13)

Net asset value, end of year	$ 18.53	$ 23.15		$ 21.50		$ 17.87		$ 14.71

Total return	(17.37)%	8.85%		23.12%		22.74%		54.9%
Portfolio turnover*	19%	9%		8%		5%		1%
Ratios/supplemental data:
Net assets, end of year (in 000s)	$416,012	$463,065		$219,393		$116,321		$74,257
Ratio of net investment income (loss) to average net assets	0.69% (2)	0.60%	(2)(3)	0.75%	(2) (3)	0.96%	(2) (3)	1.25%	(4)
Ratio of expenses to average net assets	0.30% (2)	0.30%	(2) (3)	0.30%	(2) (3)	0.30%	(2)(3)	0.37%	(4)

*	The portfolio turnover rate represents the rate of portfolio activity of the Domini Social Index Portfolio, the underlying portfolio through which the Fund invests.
(1)	Distribution was less than $0.005.
(2)
Reflects a waiver of fees and expenses paid by Domini Social Investments LLC, the Sponsor of the Fund, due to limitations set forth in the Sponsorship Agreement. Had the Sponsor not waived its fees and reimbursed expenses, the ratios of net investment income and expenses to average net assets would have been 0.49% and 0.50%, respectively, for the year ended July 31, 2001, 0.39% and 0.51%, respectively, for the year ended July 31, 2000, 0.48% and 0.56%, respectively, for the year ended July 31, 1999, and 0.65% and 0.61%, respectively, for the year ended July 31, 1998.

(3)
Reflects a waiver of fees by Domini Social Investments LLC, the Manager of the Domini Social Index Portfolio. Had the Manager not waived its fees, the ratios of net investment income and expenses to average net assets would have been 0.50% and 0.43%, respectively, for the year ended July 31, 2000, 0.58% and 0.52%, respectively, for the year ended July 31, 1999, and 0.47% and 0.57%, respectively, for the year ended July 31, 1998.

(4)
Total expenses include amounts paid by the Sponsor in excess of expense payment and sponsor fees. Had these amounts not been paid by the Sponsor, the ratio of net investment income and expenses to average net assets for the year ended July 31, 1997 would have been 0.50% and 0.65%.

Domini Social Investments®, Domini Social Equity Fund®, Domini Social Bond Fund SM , Domini Institutional Social Equity Fund SM , Domini Money Market Account®, The Responsible Index Fund SM , The Way You Invest Matters SM , and domini.com SM are registered service marks of Domini Social Investments LLC.

Domini 400 Social Index SM is a service mark of KLD Research & Analytics, Inc. (KLD) which is used under license. KLD is the owner of the Domini 400 Social Index. KLD determines the composition of the Domini 400 Social Index but is not the manager of the Domini Social Index Portfolio, the Domini Social Equity Fund, or the Domini Institutional Social Equity Fund.

The Domini Institutional Social Equity Fund is not sponsored, endorsed, sold or promoted by KLD Research & Analytics, Inc. (KLD). KLD makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. KLD has no obligation to take the needs of Domini Social Investments LLC or the shareholders of the Fund into consideration in determining, composing or calculating the Domini 400 Social Index. KLD is not responsible for and has not participated in the management of the Fund or the distribution of the shares of the Fund. KLD has no obligation or liability in connection with the administration, marketing or trading of the Fund.

KLD DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN AND KLD SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. KLD MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY DOMINI SOCIAL INVESTMENTS LLC, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN. KLD MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL KLD HAVE ANY LIABILITY FOR ANY SPECIAL PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

For Additional Information

Annual and Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. These reports include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year, as well as a complete listing of the Fund’s holdings. They are available by mail from Domini Social Investments, or on our website, www.domini.com.

Statement of Additional Information
The Fund’s Statement of Additional Information contains more detailed information about the Fund and its management and operations. The Statement of Additional Information is incorporated by reference into this prospectus and is legally part of it. It is available by mail from Domini Social Investments.

Proxy Voting Guidelines & Social Screening Criteria
Published annually, this booklet describes how we will vote our proxies and contains information about the social screens used to maintain the Domini 400 Social Index SM . The booklet also contains a description of our shareholder activism program. It is available by mail from Domini Social Investments, or on our website, www.domini.com.

Contact Domini
To make inquiries about the Fund or obtain copies of any of the above free of charge, call 1-800-582-6757 or write to:

Domini Social Investments
P.O. Box 60494
King of Prussia, PA 19406-0494

Website: To learn more about the Fund or about socially responsible investing, visit us online at www.domini.com.

Securities and Exchange Commission
Information about the Fund (including the Statement of Additional Information) is available at the Commission’s website, www.sec.gov. Copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may also visit the Commission’s Public Reference Room in Washington, D.C. For more information about the Public Reference Room you may call the Commission at
1-202-942-8090.

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 30, 2001

                     DOMINI INSTITUTIONAL SOCIAL EQUITY FUND

TABLE OF CONTENTS                                                          PAGE

1.  The Fund............................................................    2

2.  Investment Objective; Information Concerning Investment
    Structure; Investment Policies and Restrictions.....................    2

3.  Performance Information.............................................    9

4.  Determination of Net Asset Value; Valuation of Portfolio

         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the
Fund's Prospectus dated November 30, 2001, as amended from time to time. This
Statement of Additional Information should be read in conjunction with the
Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page 26 hereof. These financial statements can be found in the Fund's Annual Report to Shareholders. An investor may obtain copies of the Fund's Prospectus and Annual Report without charge by contacting
Domini Social Investments at (800) 582-6757.

         This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.

                                      -2-

                                   1. THE FUND

         The Domini Institutional Social Equity Fund (the "Fund") is a no-load, diversified, open-end management investment company. The Fund is a series of shares of beneficial interest of Domini Institutional Trust (the "Trust"), which was organized as a business trust under the laws of the Commonwealth of
Massachusetts on April 1, 1996 and commenced operations on May 30, 1996. The
Trust offers to buy back (redeem) shares of the Fund from its shareholders at any time at net asset value. References in this Statement of Additional
Information to the "Prospectus" are to the current Prospectus of the Fund, as amended or supplemented from time to time.

         Domini Social Investments LLC ("DSIL"), the Fund's sponsor (the
"Sponsor"), supervises the overall administration of the Fund. The Board of
Trustees provides broad supervision over the affairs of the Fund. Shares of the
Fund are continuously sold by DSIL Investment Services LLC, the Fund's distributor (the "Distributor"). The minimum initial investment is $2,000,000.
An investor should obtain from Domini Social Investments, and should read in conjunction with the Prospectus, the materials describing the procedures under which Fund shares may be purchased and redeemed.

         The Fund seeks to achieve its investment objective by investing all its assets in the Domini Social Index Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. DSIL is the Portfolio's investment manager (the "Manager"). SSgA Funds
Management, Inc. ("SSgA") is the Portfolio's investment submanager (the
"Submanager"). The Submanager manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objective and policies. KLD
Research & Analytics, Inc. (formerly Kinder, Lydenberg, Domini & Co., Inc.)
("KLD") determines the composition of the Domini 400 Social Index/SM/ (the
"Index"). Domini 400 Social Index/SM/ is a service mark of KLD which is licensed to DSIL with the consent of Amy L. Domini (with regard to the word "Domini").
KLD is the owner of the Index but is not the manager of the Fund or the
Portfolio. Pursuant to agreements among KLD, DSIL, Amy L. Domini, and each of the Trust and the Portfolio, the Trust and the Portfolio may be required to discontinue KLD's service mark if (a) DSIL ceases to be the Manager of the
Portfolio, (b) Ms. Domini or DSIL withdraws her or its consent to the use of the word "Domini" or (c) the license agreement between KLD and DSIL is terminated.

                            2. INVESTMENT OBJECTIVE;
                  INFORMATION CONCERNING INVESTMENT STRUCTURE;
                      INVESTMENT POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVE

         The investment objective of the Fund is to provide its shareholders with long-term total return which matches the performance of the Domini 400
Social Index/SM/.

         The investment objective of the Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to shareholders thirty days prior to implementing the change. If there is a change in the Fund's investment objective, shareholders should consider whether the
Fund remains an appropriate investment in light of their financial positions and needs. The investment objective of the Portfolio may also be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Fund to its shareholders) thirty days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the
Portfolio will be achieved.

                                      -3-

                   INFORMATION CONCERNING INVESTMENT STRUCTURE

         Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Investors in the Fund should be aware that differences in sales commissions and operating expenses may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the
Portfolio is available from the Manager at 212-217-1100.

         Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the
Portfolio may become less diverse, resulting in increased portfolio risk. This possibility also exists for traditionally structured funds which have large or institutional investors. Also, funds with a greater pro rata ownership in the
Portfolio could have effective voting control of the operations of the
Portfolio. Subject to exceptions that are not inconsistent with applicable rules or policies of the Securities and Exchange Commission (the "SEC"), whenever the
Fund is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Fund's votes at the Portfolio meeting. The percentage of the Fund's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other potential means for meeting shareholder redemption requests, such as borrowing.

         The Trust's Trustees believe that the aggregate per share expenses of the Fund and the Portfolio are less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment manager and an investment submanager and invested directly in the types of securities being held by the Portfolio.

         The Trust may withdraw the Fund's investment from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retention of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. In the event the Trustees of the Trust were unable to find a substitute investment company in which to invest the Fund's assets and were unable to secure directly the services of an investment manager and investment submanager, the Trustees will seek to determine the best course of action.

                                      -4-

                               INVESTMENT POLICIES

         The following supplements the information concerning the Fund's and the
Portfolio's investment policies contained in the Prospectus and should only be read in conjunction therewith. References to the Portfolio include the Fund, unless the context otherwise requires.

         INDEX INVESTING: The Portfolio is not managed in the traditional investment sense, since changes in the composition of its securities holdings are made in order to track the changes in the composition of securities included in the Index. Moreover, inclusion of a stock in the Index does not imply an opinion by KLD, the Manager or the Submanager as to the merits of that specific stock as an investment. Because the Portfolio seeks to track, rather than exceed, the performance of a particular index, investors should not expect to achieve the potentially greater results that could be obtained by a fund that aggressively seeks growth. However, KLD and the Manager believe that enterprises which exhibit a social awareness, based on the criteria described in the
Prospectus, should be better prepared to meet future societal needs for goods and services and may also be less likely to incur certain legal liabilities that may be incurred when a product or service is determined to be harmful, and that such enterprises should over the longer term be able to provide a positive return to investors.

         The Portfolio intends to readjust its securities holdings periodically such that those holdings will correspond, to the extent reasonably practicable, to the Index both in terms of composition and weighting. The timing and extent of adjustments in the holdings of the Portfolio, and the extent of the correlation of the holdings of the Portfolio with the Index, will reflect the
Submanager's judgment as to the appropriate balance between the goal of correlating the holdings of the Portfolio with the composition of the Index, and the goals of minimizing transaction costs and keeping sufficient reserves available for anticipated redemptions of interests in the Portfolio. To the extent practicable, the Portfolio will seek a correlation between the weightings of securities held by the Portfolio and the weightings of the securities in the
Index of 0.95 or better. A figure of 1.0 would indicate a perfect correlation.
To the extent practicable, the Portfolio will attempt to be fully invested. The ability of the Fund to duplicate the performance of the Index by investing in the Portfolio will depend to some extent on the size and timing of cash flows into and out of the Fund and the Portfolio as well as the Fund's and the
Portfolio's expenses.

         The Board of Trustees will receive and review, at least quarterly, a report prepared by the Submanager comparing the performance of the Portfolio with that of the Index and comparing the composition and weighting of the
Portfolio's holdings with those of the Index. The Trustees will consider what action, if any, should be taken in the event of a significant variation between the performance of the Portfolio and that of the Index, or between the composition and weighting of the Portfolio's securities holdings with those of the stocks comprising the Index. If the correlation between the weightings of securities held by the Portfolio and the weightings of the stocks in the Index falls below 0.95, the Board of Trustees will review with the Submanager methods for increasing such correlation, such as through adjustments in securities holdings of the Portfolio.

         In selecting stocks for inclusion in the Index, KLD evaluated, in accordance with the social criteria described in the Prospectus, each of the companies the stocks of which comprise the Standard & Poor's 500 Index (the "S&P
500"). If a company whose stock was included in the S&P 500 met KLD's social criteria and met KLD's further criteria for industry diversification, financial solvency, market capitalization, and minimal portfolio turnover, it was included in the Index. As of July 31, 2001, of the 500 companies whose stocks comprised the S&P 500, approximately 48.4% were included in the Index. The remaining stocks comprising the Index (i.e., those which are not included in the S&P 500)
were selected based upon KLD's evaluation of the social criteria described in the Prospectus, as well as upon KLD's criteria for industry diversification, financial solvency, market capitalization, and minimal portfolio turnover. A company which is not included in the S&P 500

                                      -5-

may be included in the Index primarily in order to afford representation to an industry sector which would otherwise be under-represented in the Index. Because of the social criteria applied in the selection of stocks comprising the Index, industry sector weighting in the Index may vary materially from the industry weightings in other stock indexes, including the S&P 500, and certain industry sectors will be excluded altogether. KLD may exclude from the Index stocks issued by companies which are in bankruptcy or whose bankruptcy KLD believes may be imminent. KLD may also remove from the Index stocks issued by companies which no longer meet its investment criteria.

         The weightings of stocks in the Index are based on each stock's relative total market capitalization (i.e., market price per share times the number of shares outstanding). Because of this weighting, as of July 31, 2001 approximately 31.89% and 46.11% of the Index was comprised of the 10 largest and
20 largest companies, respectively, in the Index.

          The component stocks of the S&P 500 are chosen by Standard & Poor's
Ratings Services, a division of McGraw-Hill Companies, Inc. ("S&P"), solely with the aim of achieving a distribution by broad industry groupings that approximates the distribution of these groupings in the New York Stock Exchange
(the "NYSE") common stock population, taken as the assumed model for the composition of the total market. Construction of the S&P 500 by S&P proceeds from industry groups to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the S&P 500 does not comprise the 500 largest companies listed on the NYSE. Not all stocks included in the S&P 500 are listed on the NYSE. Inclusion of a stock in the S&P 500 in no way implies an opinion by S&P as to its attractiveness as an investment, nor is
S&P a sponsor of or otherwise affiliated with the Fund or the Portfolio.

         CONCENTRATION: It is a fundamental policy of the Portfolio and the Fund that neither the Portfolio nor the Fund may invest more than 25% of the total assets of the Portfolio or the Fund, respectively, in any one industry, although the Fund will invest all of its assets in the Portfolio, and the Portfolio may and would invest more than 25% of its assets in an industry if stocks in that industry were to comprise more than 25% of the Index. Based on the current composition of the Index, this is considered highly unlikely. If the Portfolio were to concentrate its investments in a single industry, the Portfolio and the
Fund would be more susceptible to any single economic, political or regulatory occurrence than would be another investment company which was not so concentrated.

         ILLIQUID INVESTMENTS: Each of the Portfolio and the Fund may invest up to 15% of its net assets in illiquid securities, or securities for which there is no readily available market. The absence of a trading market may make it difficult to establish a market value for illiquid securities. It may be difficult or impossible for the Portfolio or the Fund to sell illiquid securities at the desired time and at an acceptable price.

         FOREIGN ISSUERS: Some of the stocks included in the Index may be stocks of foreign issuers (provided that the stocks are traded in the United States in the form of American Depositary Receipts or similar instruments the market for which is denominated in United States dollars). Securities of foreign issuers may represent a greater degree of risk (i.e., as a result of exchange rate fluctuation, tax provisions, war or expropriation) than do securities of domestic issuers. With respect to stocks of foreign issuers, the Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or foreign withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event unforeseen exchange controls or foreign withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments.

                                      -6-

         RULE 144A SECURITIES: The Portfolio may invest in certain restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A provides an exemption from the registration requirements of the 1933 Act for the resale of certain restricted securities to qualified institutional buyers. The Porfolio has no any current intention to invest in these securities.

         One effect of Rule 144A is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities will develop or be maintained. In promulgating Rule 144A, the SEC stated that the ultimate responsibility for liquidity determinations is that of an investment company's board of directors. However, the SEC stated that the board may delegate the day-to-day function of determining liquidity to the fund's investment adviser, provided that the board retains sufficient oversight.

         To the extent that liquid Rule 144A securities that the Portfolio holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Portfolio's assets invested in illiquid assets would increase. The Manager and the Submanager will monitor the
Portfolio's investments in Rule 144A securities and will consider appropriate measures to enable the Portfolio to maintain sufficient liquidity for operating purposes and to meet redemption requests.

         LOANS OF SECURITIES: Consistent with applicable regulatory policies, including those of the Board of Governors of the Federal Reserve System and the
SEC, the Portfolio may make loans of its securities to brokers, dealers or other financial institutions, provided that (a) the loan is secured continuously by collateral, consisting of securities, cash or cash equivalents, which is marked to the market daily to ensure that each loan is fully collateralized at all times, (b) the Portfolio may at any time call the loan and obtain the return of the securities loaned within three business days, (c) the Portfolio will receive any interest or dividends paid on the securities loaned and (d) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Portfolio.

         The Portfolio will earn income for lending its securities either in the form of fees received from the borrower of the securities or in connection with the investment of cash collateral in short-term money market instruments. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

         In connection with lending securities, the Portfolio may pay reasonable finders, administrative and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the Portfolio, the
Manager or the Submanager.

         OPTION CONTRACTS: Although it has no current intention to do so, the
Portfolio may in the future enter into certain transactions in stock options for the purpose of hedging against possible increases in the value of securities which are expected to be purchased by the Portfolio or possible declines in the value of securities which are expected to be sold by the Portfolio. Generally, the Portfolio would only enter into such transactions on a short-term basis pending readjustment of its holdings of underlying stocks.

         The purchase of an option on an equity security provides the holder with the right, but not the obligation, to purchase the underlying security, in the case of a call option, or to sell the underlying security, in the case of a put option, for a fixed price at any time up to a stated expiration date. The holder is required to pay a non-refundable premium, which represents the purchase price of the option. The holder of an option can lose the entire amount of the premium, plus related transaction costs, but not more. Upon exercise of the option, the holder is required to pay the

                                      -7-

purchase price of the underlying security in the case of a call option, or deliver the security in return for the purchase price in the case of a put option.

         Prior to exercise or expiration, an option position may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the exchange on which the position was originally established. While the Portfolio would establish an option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular option contract at any specific time. In that event, it may not be possible to close out a position held by the Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out option positions also could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio.

         Each exchange on which option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Manager does not believe that these trading and position limits would have an adverse impact on the possible use of hedging strategies by the Portfolio.

         SHORT SALES: Although it has no current intention to do so, the
Portfolio may make short sales of securities or maintain a short position, if at all times when a short position is open the Portfolio owns an equal amount of such securities, or securities convertible into such securities.

         CASH RESERVES: The Portfolio may invest cash reserves in short-term debt securities (i.e., securities having a remaining maturity of one year or less) issued by agencies or instrumentalities of the United States Government, bankers' acceptances, commercial paper, certificates of deposit, bank deposits or repurchase agreements, provided that the issuer satisfies certain social criteria. The Portfolio does not currently intend to invest in direct obligations of the United States Government. Short-term debt securities purchased by the Portfolio will be rated at least Prime-1 by Moody's Investors
Service, Inc. or A-1+ or A-1 by S&P or, if not rated, determined to be of comparable quality by the Portfolio's Board of Trustees. The Portfolio's policy is to hold its assets in such securities pending readjustment of its portfolio holdings of stocks comprising the Index and in order to meet anticipated redemption requests.

                            -------------------------

         The approval of the Fund and of the other investors in the Portfolio is not required to change the investment objective or any of the non-fundamental investment policies discussed above, including those concerning security transactions.

                             INVESTMENT RESTRICTIONS

         FUNDAMENTAL RESTRICTIONS: The Fund and the Portfolio have each adopted the following policies which may not be changed without approval by holders of a
"majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund or the Portfolio, respectively, which as used in this Statement of
Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively, are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively. The term "voting securities" as used in this paragraph has the same meaning as in the Investment
Company Act of 1940, as amended (the "1940 Act") except that each Fund shareholder will have one vote for each dollar of net asset value.

                                      -8-

         Except as described below, whenever the Trust is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the shareholders of the Fund and will cast its vote proportionately as instructed by the Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of shareholders of the Fund with respect to (a) any proposal relating to the
Portfolio, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Fund, would nevertheless be voted on by the Trustees of the
Trust.

         Neither the Fund nor the Portfolio may:

         (1) borrow money if such borrowing is specifically prohibited by the
1940 Act or the rules and regulations promulgated thereunder;

         (2) make loans to other persons if such loans are prohibited by the
1940 Act or the rules and regulations promulgated thereunder;

         (3) invest more than 25% of its assets in any one industry except that
(a) all or any portion of the assets of the Fund or the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act and (b) if an investment objective or strategy of the Fund or the
Portfolio is to match the performance of an index and the stocks in a single industry comprise more than 25% of such index, the Fund or the Portfolio, as applicable, may invest more than 25% of its assets in that industry;

         (4) purchase or sell real estate or interests in oil, gas or mineral leases in the ordinary course of business (each of the Fund and the Portfolio reserves the freedom of action to hold and to sell real estate acquired as the result of the ownership of securities by the Fund or the Portfolio, as applicable);

         (5) purchase or sell commodities or commodities contracts in the ordinary course of business (the foregoing shall not preclude the Fund or the
Portfolio from purchasing or selling futures contracts or options thereon);

         (6) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as either the Fund or the Portfolio may technically be deemed an underwriter under the 1933 Act, in selling a security; or

         (7) issue any senior security (as that term is defined in the 1940 Act)
if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

         In addition, as a matter of fundamental policy, each of the Fund and the Portfolio will invest all of its investable assets in (a) securities and instruments that meet social criteria, (b) one or more investment companies that apply social criteria in selecting securities and instruments, (c) cash and (d)
any combination of the foregoing.

         NON-FUNDAMENTAL RESTRICTIONS: The following policies are not fundamental and may be changed with respect to the Fund by the Fund without approval of the Fund's shareholders or with respect to the Portfolio by the
Portfolio without the approval of the Fund or its other

                                      -9-

investors. The Fund will comply with the state securities laws and regulations of all states in which it is registered.

         Neither the Fund nor the Portfolio will as a matter of operating policy:

         (1) purchase puts, calls, straddles, spreads and any combination thereof if the value of its aggregate investment in such securities will exceed
5% of the Fund's or the Portfolio's, as applicable, total assets at the time of such purchase;

         (2) invest more than 15% of the net assets of the Fund or the
Portfolio, as applicable, in illiquid securities, except that each of the Fund and the Portfolio may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act or the rules and regulations thereunder;

         (3) as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Fund's or the
Portfolio's total assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by (a) the United States, (b) any state or political subdivision thereof, (c) any political subdivision of any such state or (d) any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state), provided that, for
                                                          -------------
purposes of this restriction, (i) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (ii) each of the Fund and the Portfolio may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; or

         (4) as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund or the Portfolio, as applicable, provided that, for purposes of this restriction, (a) the issuer of
            -------------
an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (b) each of the Fund and the
Portfolio may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

         PERCENTAGE AND RATING RESTRICTIONS: If a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a subsequent change in circumstances will not be considered a violation of policy; provided that if at any time the ratio of borrowings of the Fund or the Portfolio to the net asset value of the Fund or the Portfolio, respectively, exceeds the ratio permitted by Section 18(f) of the
1940 Act, the Fund or the Portfolio as the case may be, will take the corrective action required by Section 18(f).

                           3. PERFORMANCE INFORMATION

         Performance information concerning the Fund may from time to time be used in advertisements, shareholder reports or other communications to shareholders. The Fund may provide its period, annualized, and average annual
"total rates of return". The "total rate of return" refers to the change in the value of an investment over a stated period based on any change in net asset value per share and includes the value of any shares purchasable with any dividends or capital gains declared during such period. Period total rates of return may be "annualized". An average "annualized" total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a 52-week period, and that all dividends and capital gains distributions are reinvested. An annualized total rate or return will be slightly higher than a period

                                      -10-

total rate of return if the period is shorter than one year, because of the effect of compounding. Average annual total return figures represent the average annual percentage change over the specified period.

         The Trust will calculate the Fund's total rate of return for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii)
the public offering price per share (i.e., net asset value) on the first day of such period and (b) subtracting 1 from the result. Any annualized total rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period and (z) subtracting 1 from the result.

         Average annual total return is a measure of the Fund's performance over time. It is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 initial investment in Fund shares on the first day of the period and computing the redeemable value of the investment at the end of the period. The redeemable value is then divided by the initial investment, and its quotient is taken to the Nth root (N representing the number of years in the period) and is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment date during the period.

         Set forth below is average annual total return information for shares of the Fund for the periods indicated, assuming that capital gains distributions, if any, were reinvested. Historical performance information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations.

                           Period                                     Average Annual Total Return
                           ------                                     ---------------------------

                One year ended July 31, 2001                                    -17.37%
               Five years ended July 31, 2001                                    16.06%
               Ten years ended July 31, 2001                                     14.53%
     June 3, 1991 (Commencement of Operations of the
                Portfolio) to July 31, 2001                                      14.21%

         Since the Fund's average annual total return quotations are based on historical earnings and since rates of return fluctuate over time, these quotations should not be considered as an indication or representation of the future performance of the Fund.

         Total rate of return information with respect to the Index will be computed in the same fashion as set forth above with respect to the Fund, except that for purposes of this computation an investment will be assumed to have been made in a portfolio consisting of all of the stocks comprising the Index weighted in accordance with the weightings of the stocks comprising the Index.
Performance information with respect to the Index will not take into account brokerage commission and other transaction costs which will be incurred by the
Portfolio.

         From time to time the Trust may also quote data and fund rankings from various sources, such as Lipper Analytical Services, Inc., Morningstar, Inc.,
Wiesenberger, Money Magazine, The Wall Street Journal, Kiplinger's Personal
Finance Magazine, Smart Money Magazine, Business Week

                                      -11-

and The New York Times, and may compare its performance to that of the Index and various other unmanaged securities indexes, such as the S&P 500 and the Dow
Jones Industrial Average. Standard & Poor's(TM), S&P(TM) and Standard & Poor's
500(TM) are trademarks of McGraw-Hill Companies, Inc.

                      4. DETERMINATION OF NET ASSET VALUE;
                        VALUATION OF PORTFOLIO SECURITIES

         The net asset value of each share of the Fund is determined each day on which the NYSE is open for trading ("Fund Business Day"). As of the date of this
Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. This determination of net asset value of shares of the Fund is made once during each such day as of the close of the NYSE by dividing the value of the Fund's net assets (i.e., the value of its investment in the Portfolio and any other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of the next determination of net asset value following the receipt of any purchase or redemption order deemed to be in good order. See "Shareholder Manual" in the
Prospectus.

         The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Fund determines its net asset value per share. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

         Securities listed or traded on national securities exchanges or reported by the NASDAQ National Market reporting system are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Options and futures contracts are normally valued at the settlement price on the exchange on which they are traded.

         Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Portfolio's Manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of
Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

         Short-term obligations with remaining maturities of less than sixty days are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         Portfolio securities (other than short-term obligations with remaining maturities of less than sixty days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

         A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the
Portfolio's Board of Trustees.

                                      -12-

While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the
Portfolio could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (a) the fundamental analytical data relating to the investment, (b) the nature and duration of restrictions on disposition of the securities and (c) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         Interest income on short-term obligations held by the Portfolio is determined on the basis of interest accrued less amortization of premium.

         Shares may be purchased directly from the Distributor.

         The Fund has authorized certain brokers to accept on its behalf purchase and redemption orders and has authorized these brokers to designate intermediates to accept such orders. The Fund will be deemed to have received such an order when an authorized broker or its designee accepts the order.
Orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

                   5. MANAGEMENT OF THE FUND AND THE PORTFOLIO

         The management and affairs of the Trust and the Fund are supervised by the Trust's Trustees under the laws of the Commonwealth of Massachusetts. The management and affairs of the Portfolio are supervised by its Trustees under the laws of the State of New York.

         The Trustees and officers of the Trust and the Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those
Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated below, the address of each officer is 536
Broadway, 7th Floor, New York, New York 10012.

              TRUSTEES AND OFFICERS OF THE TRUST AND THE PORTFOLIO

                            Position(s)
                           Held with the
                           Trust and the      Length of Time
      Name and Age           Portfolio            Served                Principal Occupation(s) During Past 5 Years
      ---- --- ---           ---------            ------                --------- ------------- ------ ---- - -----

Amy L. Domini*            Chair,           Chair, President      Manager, DSIL (since 1997); Member, Board of Managers,
Age: 51                   President and    and Trustee of the    DSIL Investment Services LLC (since 1998); Private
                          Trustee          Trust since 1996.     Trustee, Loring, Wolcott & Coolidge (fiduciary); Trustee,
                                                                 New England Quarterly (since 1998); Board Member, Social
                                           Chair, President      Investment Forum; Trustee, Episcopal Church Pension Fund;
                                           and Trustee of        Former Member, Governing

                                      -13-

                                           the Portfolio         Board, Interfaith Center on Corporate Responsibility.
                                           since 1990.

Julia Elizabeth Harris    Trustee          Trustee of the        Trustee, Fiduciary Trust Company (since March 2001); Vice
Age: 53                                    Trust and the         President, UNC Partners, Inc. (financial management);
                                           Portfolio since       Director and Treasurer, Boom Times, Inc. (service
                                           1999.                 organization) (1997-1999); Director and Chair of Board of
                                                                 Directors, The Green Book, Inc. (publisher) (1991-1996).

Kirsten S. Moy            Trustee          Trustee of the        Director, Economic Opportunities Program, The Aspen
Age: 54                                    Trust and the         Institute (since April 2001); Consultant, Equitable Life
                                           Portfolio since       Assurance Society (since 1998); Project Director and
                                           1999.                 Principal Researcher, Community Development Innovation
                                                                 and Infrastructure Initiative (1998-2001); Group Leader,
                                                                 Financial Innovation Roundtable (2000-2001); Consultant,
                                                                 Social Investment Forum (1998); Distinguished Visitor,
                                                                 John D. and Catherine T. MacArthur Foundation (1998);
                                                                 Director, Community Development Financial Institutions
                                                                 Fund, U.S. Department of the Treasury (1995-1997).

William C. Osborn         Trustee          Trustee of the        Manager, Commons Capital Management LLC (venture capital
Age: 57                                    Trust and the         management company) (since 2000); Consultant, Arete
                                           Portfolio since       Corporation (venture capital management company) (since
                                           1997.                 1999); Special Member, Venture Investment Management
                                                                 Company LLC; Director, Evergreen Solar, Inc; Director,
                                                                 Conservation Services Group; Director, Surgical Sealants,
                                                                 Inc; Director, World Power Technologies, Inc.; Director,
                                                                 Evolutionary Technologies, Inc.; Director, Investors'
                                                                 Circle.

Karen Paul                Trustee          Trustee of the        Professor of Management and International Business,
Age: 57                                    Trust and the         Florida International University; Partner, Trinity
                                           Portfolio since       Industrial Technology (since 1997); Executive Director,
                                           1997.                 Center for Management in the Americas (since 1997).

Gregory A. Ratliff        Trustee          Trustee of the        Director, Access to Economic Opportunity, John D. and
Age: 41                                    Trust and the         Catherine T. MacArthur Foundation (since 1997); Associate
                                           Portfolio since       Director, Program-Related Investments, John D. and
                                           1999.                 Catherine T. MacArthur Foundation (1993-1997).

                                      -14-

Frederick C.              Trustee          Trustee of the        Treasurer and Trustee, RIGHA Foundation (charitable
Williamson, Sr.                            Trust since 1997.     foundation supporting health care needs); Chairman, Rhode
Age: 86                                                          Island Historical Preservation and Heritage Commission;
                                           Trustee of the        Trustee, National Park Trust (nonprofit land
                                           Portfolio since       acquisition); President's Advisory Board - Salve Regina
                                           1990.                 University, Newport, RI (since 1999); Trustee, National
                                                                 Parks and Conservation Association (1986-1997); Advisor,
                                                                 National Parks and Conservation Association (1997-2001).

Carole M. Laible*         Secretary and    Secretary and         Financial/Compliance Officer, DSIL (since 1997);
Age: 38                   Treasurer        Treasurer of the      Secretary, Treasurer, Chief Financial Officer and Chief
                                           Trust and the         Compliance Officer, DSIL Investment Services LLC (since
                                           Portfolio since       1998); Financial/Compliance Officer and Secretary of
                                           1997.                 investment companies within Fundamental Family of Funds
                                                                 (1994-1997).

Steven D. Lydenberg*      Vice President   Vice President of     Member and Principal, DSIL (since 1997); Director, KLD
Age: 56                                    the Trust since       Research & Analytics, Inc.; Director of Research, KLD
                                           1997.                 Research & Analytics, Inc. (until 2001).

                                           Vice President of
                                           the Portfolio since
                                           1990.

Sigward M. Moser*         Vice President   Vice President of     President and Managing Principal, DSIL (since 1997);
Age: 39                                    the Trust and the     Member, Board of Managers, DSIL Investment Services LLC
                                           Portfolio since       (since 1998); President, Communications House
                                           1997.                 International, Inc. (advertising agency).

David P. Wieder*          Vice President   Vice President of     Chief Executive Officer and Managing Principal, DSIL
Age: 35                                    the Trust and the     (since 1997); Member, Board of Mangers, DSIL Investment
                                           Portfolio since       Services LLC (since 1998); Member, Board of Advisors, B2P
                                           1997.                 Commerce Corp. (e-business) (since 2000); President and
                                                                 Owner of Fundamental Shareholder Services, Inc. (transfer
                                                                 agent); Vice President of investment companies within
                                                                 Fundamental Family of Funds (1989-1997); Vice President,
                                                                 Fundamental Portfolio Advisors (1991-1997).

         Each of the Trustees who are not interested persons receives an annual retainer for serving as a Trustee of the Trust, the Portfolio and the Domini
Social Investment Trust of $6,000, and in addition, receives $1,000 for attendance at each joint meeting of the Boards of the Trust, the Portfolio and the Domini Social Investment Trust (reduced to $500 in the event that a Trustee participates at an in-person meeting by telephone). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings.
The compensation paid to

the Trustees for the fiscal year ended July 31, 2001 is
set forth below. The Trustees may hold various other directorships unrelated to the Trust or Portfolio.

                                                         Pension or                                        Total
                                                         Retirement                                    Compensation
                                                          Benefits                                    From the Trust,
                                   Aggregate             Accrued as            Estimated               Portfolio and
                                  Compensation            Part of           Annual Benefits               Domini
                                    From the               Trust                  Upon            Social Investment Trust
                                     Trust                Expenses             Retirement

Amy L. Domini,                        None                  None                  None                     None
Chair, President
and Trustee

Julia Elizabeth Harris,               $944                  None                  None                    $10,500
Trustee

Kirsten S. Moy,                       $944                  None                  None                    $10,500
Trustee

William C. Osborn,                    $944                  None                  None                    $10,500
Trustee

Karen Paul,                           $944                  None                  None                    $10,500
Trustee

Gregory A. Ratliff,                   $944                  None                  None                    $10,500
Trustee

Timothy Smith,                        $123                  None                  None                    $1,000
Trustee*

Frederick C. Williamson,              $944                  None                  None                    $10,500
Sr.,
Trustee
------------------------

*Mr. Smith resigned as a trustee of the Trust on January 24, 2001.

         As of October 31, 2001, all Trustees and officers of the Trust and the
Portfolio as a group owned less than 1% of the Fund's outstanding shares. As of the same date, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: MAC and Co, FBO Sisters of Charity Health
Invest, PO Box 3198, Pittsburgh, PA 15230 (17,622,138.713 shares, 33%), MAC and
Co, FBO Sisters of Charity Health Pension, PO Box 3398, Pittsburgh, PA 15230
(2,828,181.998 shares, 12%), and Charles Schwab & Co, Attn: Mutual Funds, 101
Montgomery Street, San Francisco, CA 94104-4122 (1,600,129.479 shares, 7%). The
Trust has no knowledge of any other owners of record or beneficial owners of 5%
or more of the outstanding shares of the Fund. Shareholders owning 25% or more of the outstanding shares of the Fund may take actions without the approval of any other investor in the Fund.

                                     -15-

         The Trustees who are not "interested persons" (the "Disinterested
Trustees") of the Trust as defined by the 1940 Act are the same as the
Disinterested Trustees of the Portfolio. Any conflict of interest between the
Trust and the Portfolio will be resolved by the Trustees in accordance with their fiduciary obligations and in accordance with the 1940 Act. The Trust's
Declaration of Trust provides that it will indemnify its Trustees and officers
(the "Indemnified Parties") against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or Fund shareholders, it is finally adjudicated that the Indemnified Parties engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that the Indemnified Parties did not act in good faith in the reasonable belief that their actions were in the best interests of the
Trust. In case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such Indemnified Parties have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

                             MANAGER AND SUBMANAGER

         DSIL provides advice to the Portfolio pursuant to a Management
Agreement (the "Management Agreement"). The services provided by the Manager consist of furnishing continuously an investment program for the Portfolio. DSIL will have authority to determine from time to time what securities are purchased, sold or exchanged, and what portion of assets of the Portfolio is held uninvested. DSIL will also perform such administrative and management tasks as may from time to time be reasonably requested, including: (a) maintaining office facilities and furnishing clerical services necessary for maintaining the organization of the Portfolio and for performing administrative and management functions, (b) supervising the overall administration of the Portfolio, including negotiation of contracts and fees with and monitoring of performance and billings of the Portfolio's transfer agent, shareholder servicing agents, custodian and other independent contractors or agents, (c) overseeing (with the advice of the Portfolio's counsel) the preparation of and, if applicable, the filing of all documents required for compliance by the Portfolio with applicable laws and regulations, including registration statements, prospectuses and statements of additional information, semi-annual and annual reports to shareholders, proxy statements and tax returns, (d) preparing agendas and supporting documents for and minutes of meetings of Trustees, committees of
Trustees and shareholders and (e) arranging for maintenance of the books and records of the Portfolio. The Manager furnishes at its own expense all facilities and personnel necessary in connection with providing these services.
The Management Agreement will continue in effect if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority of the outstanding voting securities of the Portfolio at a meeting called for the purpose of voting on the Management Agreement (with the vote of each investor in the Portfolio being in proportion to the amount of its investment), and, in either case, by a majority of the Portfolio's Trustees who are not parties to the Management Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Management Agreement.

         The Management Agreement provides that the Manager may render services to others. DSIL may employ, at its own expense, or may request that the
Portfolio employ (subject to the requirements of the 1940 Act) one or more subadvisers or submanagers, subject to DSIL's supervision. The Management
Agreement is terminable without penalty on not more than 60 days' nor less than
30 days' written notice by the Portfolio when authorized either by majority vote of the outstanding voting securities in the Portfolio (with the vote of each investor in the Portfolio being in proportion to the amount of its investment)
or by a vote of a majority of its Board of Trustees, or by the Manager, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of

                                     -16-

judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

         Under the Management Agreement between the Portfolio and DSIL, DSIL's fee for advisory and administrative services to the Portfolio is 0.20% of the average daily net assets of the Portfolio.

         DSIL is a Massachusetts limited liability company with offices at 536
Broadway, 7th Floor, New York, New York 10012, and is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers
Act"). The names of the principal owners of DSIL and their relationship to the
Trust follows: Amy L. Domini, Chair of the Board and President of the Trust, is
the Manager, a Managing Principal and a co-owner of DSIL. Sigward M. Moser, a
Vice President of the Trust, is a Managing Principal and a co-owner of DSIL.
David P. Wieder, a Vice President of the Trust, is a Managing Principal and a
co-owner of DSIL. Mr. Wieder is also President and an owner of Fundamental
Shareholder Services, Inc., which served as the Trust's transfer agent until
September 24, 1999.

         SSgA manages the assets of the Portfolio pursuant to an Investment
Submanagement Agreement (the "Submanagement Agreement"). The Submanager
furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. The Submanagement Agreement will continue in effect if such continuance is specifically approved at least annually by the
Portfolio's Board of Trustees or by a majority vote of the outstanding voting securities in the Portfolio at a meeting called for the purpose of voting on the
Submanagement Agreement (with the vote of each being in proportion to the amount of its investment), and, in either case, by a majority of the Portfolio's
Trustees who are not parties to the Submanagement Agreement or interested persons of any such party at a meeting called for the purpose of voting on the
Submanagement Agreement.

         SSgA is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The address of SSgA and each of the principal executive officers and directors of SSgA is Two International Place,
Boston, MA 02110.

         The Submanagement Agreement provides that the Submanager may render services to others. The Submanagement Agreement is terminable without penalty upon not more than 60 days' nor less than 30 days' written notice by the
Portfolio when authorized either by majority vote of the outstanding voting securities in the Portfolio (with the vote of each being in proportion to the amount of their investment) or by a vote of the majority of its Board of
Trustees, or by the Manager with the consent of the Trustees and may be terminated by the Submanager on not less than 90 days' written notice to the
Manager and the Trustees, and will automatically terminate in the event of its assignment. The Submanagement Agreement provides that the Submanager shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the
Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard for its or their obligations and duties under the
Submanagement Agreement.

         Under the Portfolio Submanagement Agreement, DSIL pays SSgA an annual investment submanagement fee equal to the greater of $300,000 or the fee based on the following schedule:

               0.02% of the first $1 billion of net assets managed
               0.01% of the next $1 billion of net assets managed
              0.0075% of net assets managed in excess of $2 billion

         On October 22, 1997, DSIL entered into a submanagement agreement with
Mellon Equity Associates pursuant to which it paid Mellon Equity Associates a submanagement fee equal on an

                                     -17-

annual basis to 0.10% of the average daily net assets of the Portfolio until
November 15, 1999. From November 15, 1999 until December 31, 2000, DSIL paid
Mellon Equity Associates, LLP (the survivor of a merger with Mellon Equity
Associates) a submanagement fee equal on an annual basis to 0.07% of the average daily net assets of the Portfolio.

         For the fiscal years ended July 31, 2001, July 31, 2000 and July 31,
1999, the Portfolio incurred approximately $3,644,328, $3,257,616 and
$1,791,617, respectively, in management fees pursuant to its Management
Agreement with DSIL.

                                     SPONSOR

         Pursuant to a Sponsorship Agreement, DSIL provides the Fund with oversight, administrative and management services. DSIL provides the Fund with general office facilities and supervises the overall administration of the Fund, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Fund; the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, including registration statements, prospectuses and statements of additional information, semi-annual and annual reports to shareholders, proxy statements and tax returns; preparing agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; maintaining telephone coverage to respond to shareholder inquiries; answering questions from the general public, the media and investors in the Fund regarding the securities holdings of the Portfolio, limits on investment and the Fund's proxy voting philosophy and shareholder activism philosophy; and arranging for the maintenance of books and records of the Fund. The Sponsor provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the
Trust. Such officers, as well as certain other employees and Trustees of the
Trust, may be directors, officers or employees of the Sponsor or its affiliates.

         For these services and facilities, DSIL receives fees computed and paid monthly from the Fund at an annual rate equal to 0.25% of the average daily net assets of the Fund for the Fund's then-current fiscal year. Currently, DSIL is reducing its fee to the extent necessary to keep the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses but excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) at no greater than 0.30% of the average daily net assets of the Fund. For the fiscal years ended July 31, 2001 and July 31, 2000, the
Fund paid $206,629 and $142,412, respectively, in sponsorship fees under the
Sponsorship Agreement. For the fiscal year ended July 31, 1999, DSIL waived all of its fees under the Sponsorship Agreement amounting to $352,663.

         The Sponsorship Agreement with the Fund provides that DSIL may render administrative services to others. The Sponsorship Agreement with the Fund also provides that neither the Sponsor nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the
Sponsorship Agreement.

                                   DISTRIBUTOR

         The Trust has entered into a Distribution Agreement with the
Distributor. Under the Distribution Agreement, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund and is obligated to use its best efforts to find purchasers for shares of the Fund. The
Distributor receives no additional compensation for its services under the
Distribution Agreement. The Distributor acts as the principal underwriter of shares of the Fund and bears the compensation of personnel necessary to provide such services and all costs of travel, office expenses (including rent and

                                     -18-

overhead) and equipment. Prior to August 15, 1999, Signature Broker-Dealer
Services, Inc. served as the distributor of the Fund.

                          TRANSFER AGENT AND CUSTODIAN

         The Trust has entered into a Transfer Agency Agreement with PFPC Inc.
(formerly known as First Data Investor Services Group, Inc.), 4400 Computer
Drive, Westborough, MA 01581, pursuant to which PFPC acts as the transfer agent for the Fund. The Transfer Agent maintains an account for each shareholder of the Fund, performs other transfer agency functions, and acts as dividend disbursing agent for the Fund.

         The Trust has entered into a Custodian Agreement with Investors Bank &
Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, pursuant to which
IBT acts as custodian for the Fund. The Portfolio has entered into a Transfer
Agency Agreement with IBT pursuant to which IBT acts as transfer agent for the
Portfolio. The Portfolio also has entered into a Custodian Agreement with IBT pursuant to which IBT acts as custodian for the Portfolio. The Custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of the Portfolio and the daily net asset value of shares of the Fund. Securities held by the Portfolio may be deposited into certain securities depositaries. The Custodian does not determine the investment policies of the Portfolio or decide which securities the Portfolio will buy or sell. The Portfolio may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions.

                                    EXPENSES

         The Fund and the Portfolio each are responsible for all of their respective expenses, including the compensation of their respective Trustees who are not interested persons of the Fund or the Portfolio; governmental fees;
interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund or the Portfolio; fees and expenses of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Fund or the Portfolio; insurance premiums; and
expenses of calculating the net asset value of the Portfolio and of shares of the Fund.

         The Fund will also pay sponsorship fees payable to the Sponsor; all expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental offices and commissions; expenses of shareholder meetings; and expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes.

         The Portfolio will also pay the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the
Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors; and the investment management fees payable to the Manager.

                                 CODES OF ETHICS

         The Portfolio, the Fund, DSIL and the Distributor have each adopted a
Code of Ethics (collectively, the "Codes of Ethics") under Rule 17j-1 of the
1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held

                                     -19-

by the Portfolio or the Fund. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-
8090. The Codes of Ethics are available on the EDGAR Database on the SEC's
Internet site at http://www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following
e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

                             6. INDEPENDENT AUDITORS

         KPMG LLP, 99 High Street, Boston, MA 02110, are the independent auditors for the Trust and for the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

                                   7. TAXATION

                     TAXATION OF THE FUND AND THE PORTFOLIO

         FEDERAL TAXES: The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the
Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. If the Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

         We anticipate that the Portfolio will be treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Fund must take into account, in computing its federal income tax liability, its share of the Portfolio's income, gains, losses, deductions, credits and other items, without regard to whether it has received any distributions from the Portfolio.

         FOREIGN TAXES: Although we do not expect the Fund will pay any federal income or excise taxes, investment income received by the Fund from foreign securities may be subject to foreign income taxes withheld at the source; we do not expect to be able to pass through to shareholders foreign tax credits with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income; the Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine the
Fund's effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

         STATE TAXES: The Trust is organized as a Massachusetts business trust.
As long as the Fund qualifies as a "regulated investment company" under the
Code, the Fund will not have to pay Massachusetts income or excise taxes. The
Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York.

                            TAXATION OF SHAREHOLDERS

         TAXATION OF DISTRIBUTIONS: Shareholders of the Fund normally will have to pay federal income taxes on the dividends and other distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are paid in cash or reinvested in additional shares. Distributions of net capital gains (i.e., the excess of net

                                     -20-

long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-
term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following
January will be treated as if received by the shareholders on December 31 of the year in which the divided is declared.

         DIVIDENDS-RECEIVED DEDUCTION: A portion of the Fund's ordinary income dividends (but none of the Fund's capital gains) is normally eligible for the dividends-received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares.
Availability of the deduction for a particular corporate shareholder is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Moreover, the portion of
Fund dividends that is derived from investments in foreign corporations will not qualify for such deduction.

         "BUYING A DIVIDEND": Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

         DISPOSITION OF SHARES: In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

                EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

         OPTIONS, ETC.: The Fund's transactions in options will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market
(e.g., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute
"straddles," and may be subject to special tax rules that would cause deferral of fund losses, adjustments in the holding periods of fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund intends to limit its activities in options to the extent necessary to meet the requirements of the Code.

         FOREIGN SECURITIES: Special tax considerations apply with respect to foreign investments of the Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and losses. Use of
non-U.S. currencies for non-hedging purposes may have to be limited in order to avoid a tax on the Fund.

         The foregoing is limited to a discussion of federal taxation. It should not be viewed as a comprehensive discussion of the items referred to or as covering all provisions relevant to investors. Dividends and distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details on their particular tax status.

                                     -21-

               8. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         Specific decisions to purchase or sell securities for the Portfolio are made by portfolio managers who are employees of the Submanager and who are appointed and supervised by its senior officers. Changes in the Portfolio's investments are reviewed by its Board of Trustees. The portfolio managers of the
Portfolio may serve other clients of the Submanager in a similar capacity.

         The Portfolio's primary consideration in placing securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Submanager attempts to achieve this result by selecting broker-dealers to execute transactions on behalf of the Portfolio and other clients of the Submanager on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. In the case of securities traded in the over-the-counter market
(where no stated commissions are paid but the prices include a dealer's markup or markdown), the Submanager normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Submanager on the tender of the Portfolio's securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Portfolio by the
Submanager. At present no other recapture arrangements are in effect. Consistent with the foregoing primary consideration, the Conduct Rules of the National
Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, the Submanager may consider sales of shares of the Fund and of securities of other investors in the Portfolio as a factor in the selection of broker-dealers to execute the Portfolio's securities transactions. Neither the Portfolio nor the Fund will engage in brokerage transactions with the Manager, the Submanager or the Sponsor or any of their respective affiliates or any affiliate of the Fund or the Portfolio.

         Under the Submanagement Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Submanager may cause the Portfolio to pay a broker-dealer acting on an agency basis which provides brokerage and research services to the Submanager or the Manager an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount other broker-dealers would have charged for the transaction if the Submanager determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the
Submanager's or the Manager's overall responsibilities to the Portfolio or to its other clients. Not all of such services are useful or of value in advising the Portfolio.

         The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. However, because of the
Portfolio's policy of investing in accordance with the Index, the Submanager and the Manager currently intend to make only a limited use of such brokerage and research services.

         Although commissions paid on every transaction will, in the judgment of the Submanager, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Submanager's or the Manager's other clients, in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as

                                     -22-

clearance and settlement. Certain broker-dealers may be willing to furnish statistical, research and other factual information or services to the
Submanager or the Manager for no consideration other than brokerage or underwriting commissions.

         The Submanager and the Manager attempt to evaluate the quality of research provided by brokers. The Submanager and the Manager sometimes use evaluations resulting from this effort as a consideration in the selection of brokers to execute portfolio transactions. However, neither the Submanager nor the Manager is able to quantify the amount of commissions which are paid as a result of such research because a substantial number of transactions are effected through brokers which provide research but which are selected principally because of their execution capabilities.

         The fees that the Portfolio pays to the Submanager and the Manager will not be reduced as a consequence of the Portfolio's receipt of brokerage and research services. To the extent the Portfolio's securities transactions are used to obtain brokerage and research services, the brokerage commissions paid by the Portfolio will exceed those that might otherwise be paid for such portfolio transactions and research, by an amount which cannot be presently determined. Such services may be useful and of value to the Submanager or the
Manager in serving both the Portfolio and other clients and, conversely, such services obtained by the placement of brokerage business of other clients may be useful to the Submanager or the Manager in carrying out its obligations to the
Portfolio. While such services are not expected to reduce the expenses of the
Submanager or the Manager, the Submanager or the Manager would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff. For the fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999, the Portfolio paid brokerage commissions of $195,195, $256,045 and $327,338, respectively.

         In certain instances there may be securities which are suitable for the
Portfolio as well as for one or more of the Submanager's or the Manager's other clients. Investment decisions for the Portfolio and for the Submanager's or the
Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the
Portfolio is concerned. However, it is believed that the ability of the
Portfolio to participate in volume transactions will produce better executions for the Portfolio.

             9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust is a Massachusetts business trust established under a
Declaration of Trust dated as of April 1, 1996. The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of shares of beneficial interest (par value $0. 00001 per share) in separate series and to divide any such series into classes of shares. Currently the Fund is the only series offered by the Trust and the Fund has only one class of shares. Each share of each class represents an equal proportionate interest in a series with each other share of that class. Upon liquidation or dissolution of the Fund, the
Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series and classes of shares, and to redesignate series and classify and reclassify classes, whether or not shares of the series or class are outstanding. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without

                                     -23-

shareholder approval. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution (except for any differences among classes of shares of a series).

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series might be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

         The Trustees of the Trust have the authority to designate additional series and classes of shares, to divide any series and to designate the relative rights and preferences as between the different series and classes of shares.
All shares issued and outstanding will be fully paid and nonassessable by the
Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus. The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees of the Trust deem appropriate, including for the following reasons: (a) in order to eliminate inactive, lost or very small accounts for administrative efficiencies and cost savings, (b) to protect the tax status of the Fund if necessary and (c) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund.

         Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share)
represented by the shareholder's shares in the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Shareholders of the Fund and all other series of the Trust, if any, will generally vote together on all matters except when the
Trustees determine that only shareholders of the Fund or a particular series are affected by a particular matter or when applicable law requires shareholders to vote separately by Fund or series or class. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee.
Shareholders of the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the
Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee.

         The Trust is not required and has no current intention to hold annual meetings of shareholders, but the Trust will hold special meetings of the
Trust's or the Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote.
Shareholders have the right to remove one or more Trustees under certain circumstances.

         The Trust may, without shareholder approval, change the Fund's form of organization, reorganize the Fund, any other series, any class or the Trust as a whole into a newly created entity or a newly created series of an existing entity, or incorporate the Fund, any other series, any class or

                                     -24-

the Trust as a whole as a newly created entity. If recommended by the Trustees, the Trust, the Fund, any other series or any class of the Trust may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust voting as a single class or of the affected Fund, series or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected Fund, series or class. The Trust may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust. The Fund, any other series of the Trust or any class of any series may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, series or class, or by the Trustees by written notice to the shareholders of the Fund or that series or class. If not so terminated, the
Trust will continue indefinitely. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's
Declaration of Trust.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to Trust or Fund shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the
Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

         Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of the
Fund. The Declaration of Trust also provides for the maintenance, by or on behalf of the Trust and the Fund, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the
Fund and its shareholders and the Trust's Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Fund itself was unable to meet its obligations.

         The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action.
Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

                                     -25-

         The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

         The Portfolio, in which all of the investable assets of the Fund are invested, is organized as a trust under the laws of the State of New York. The
Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (i.e., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trust's Trustees believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

         Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each Fund Business Day. At the close of each such business day, the value of each investor's interest in the
Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the
Portfolio will then be re-computed as the percentage equal to the fraction, (a)
the numerator of which is the value of such investor's investment in the
Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day and (b) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the
Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the
Portfolio as of the close of business on the following Fund Business Day.

                            10. FINANCIAL STATEMENTS

         The audited financial statements of the Fund and the Portfolio
(Statement of Assets and Liabilities at July 31, 2001, Statement of Operations
for the year ended July 31, 2001, Statement of Changes in Net Assets for each of the years in the two-year period ended July 31, 2001, Financial Highlights for each of the years in the five-year period ended July 31, 2001, Notes to
Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of the Fund which has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder, are hereby incorporated by reference into this Statement of
Additional Information and have been so incorporated in reliance upon the reports of KPMG LLP, independent auditors, on behalf of the Fund and the
Portfolio.

                                     * * * *

         Domini Social Investments(R), Domini Social Equity Fund(R), Domini
Social Bond Fund/SM/, Domini Institutional Social Equity Fund/SM/, Domini Money
Market Account(R), The Way You Invest Matters/SM/, The Responsible Index
Fund/SM/ and domini.com/SM/ are registered service marks of Domini Social
Investments LLC.

         The Domini Institutional Social Equity Fund is not sponsored, endorsed, sold or promoted by KLD Research & Analytics, Inc. (formerly Kinder, Lydenberg,
Domini & Co., Inc.) ("KLD"). KLD makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. KLD has no obligation to take the needs of Domini Social
Investments LLC or the

                                     -26-

shareholders of the Fund into consideration in determining, composing or calculating the Domini 400 Social Index. KLD is not responsible for and has not participated in the management of the Fund or the distribution of the shares of the Fund. KLD has no obligation or liability in connection with the administration, marketing or trading of the Fund.

         KLD DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE
DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN AND KLD SHALL HAVE NO
LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. KLD MAKES NO
WARRANTY, EXPRESS OR IMPLIED; AS TO RESULTS TO BE OBTAINED BY DOMINI SOCIAL
INVESTMENTS LLC, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM
THE USE OF THE DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN. KLD MAKES
NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE
DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF
THE FOREGOING, IN NO EVENT SHALL KLD HAVE ANY LIABILITY FOR ANY SPECIAL,
PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                     -27-

                                     PART C

Item 23.    Exhibits

******          a       Amended and Restated Declaration of Trust of the
                        Registrant.
******          b       Amended and Restated By-Laws of the Registrant.
**              e       Distribution Agreement between the Registrant and DSIL
                        Investment Services LLC ("DSILD"), as distributor.
*               g       Custody Agreement between the Registrant and Investors
                        Bank & Trust Company, as custodian.
****            h(1)    Transfer Agency Agreement between the Registrant and
                        PFPC Inc.
**              h(2)    Sponsorship Agreement between the Registrant and Domini
                        Social Investments LLC ("DSIL"), as sponsor.
                h(3)    Expense Limitation Agreement.
**              i       Opinion and consent of counsel.
                j       Consent of independent accountants.
*****           p(1)    Code of Ethics of the Registrant, Domini Social Index
                        Portfolio and Domini Social Investment Trust.
*****           p(2)    Code of Ethics of DSIL and DSILD.
******          p(3)    Code of Ethics of SSgA Funds Management, Inc.
**              q       Powers of Attorney.
and
***

------------------------

*       Incorporated herein by reference from the Registrant's Registration
        Statement on Form N-1A (the "Registration Statement") (File no.
        811-07599) as filed with the U.S. Securities and Exchange Commission
        (the "SEC") on April 18, 1996.
**      Incorporated herein by reference from Post-Effective Amendment No. 4 to the Registrant's Registration Statement as filed with the SEC on
        September 29, 1999.
***     Incorporated herein by reference from Post-Effective Amendment No. 5 to the Registrant's Registration Statement as filed with the SEC on
        November 23, 1999.
****    Incorporated herein by reference from Post-Effective Amendment No. 6 to the Registrant's Registration Statement as filed with the SEC on
        November 30, 1999.
*****   Incorporated herein by reference from Post-Effective Amendment No. 7 to the Registrant's Registration Statement as filed with the SEC on
        November 28, 2000.
******  Incorporated herein by reference from Post-Effective Amendment No. 8 to the Registrant's Registration Statement as filed with the SEC on
        September 28, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant

             Not applicable.

Item 25.  Indemnification

           Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated herein by reference; and (b)
Section 4 of the Distribution Agreement by and between the Registrant and DSIL
Investment Services LLC, incorporated herein by reference.

           The Trustees and officers of the Registrant and the personnel of the
Registrant's administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by

Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 26.  Business and Other Connections of Investment Adviser

           Domini Social Investments LLC ("DSIL") is a Massachusetts limited liability company with offices at 536 Broadway, 7th Floor, New York, New York
10012, and is registered as an investment adviser under the Investment Advisers
Act of 1940. The owners of DSIL are James E. Brooks, Amy L. Domini, Steven D.
Lydenberg, Sigward M. Moser and David P. Wieder.

                                      Principal                           Employment during the
          Name                     Business Address                       Past Two Fiscal Years

James E. Brooks            Four Arlington Street             President, Equity Resources Group, Inc. (real
                           Cambridge, MA 02140               estate investment)

Amy L. Domini              230 Congress Street               Private Trustee, Loring, Wolcott & Coolidge
                           Cambridge, MA 02110               (fiduciary)

                           536 Broadway, 7th Floor           Member, Board of Managers, DSIL Investment
                           New York, NY 10012                Services LLC (broker-dealer)

Steven D. Lydenberg        530 Atlantic Avenue, 7th Floor    Director, KLD Research & Analytics, Inc.
                           Boston, MA 02210                  (social research); Director of Research, KLD
                                                             Research & Analytics, Inc. (social research)
                                                             (until 2001)

Sigward M. Moser           536 Broadway, 7th Floor           President and Director, Communication House
                           New York, NY 10012                International, Inc. (advertising agency)

                           536 Broadway, 7th Floor           Member, Board of Managers, DSIL Investment
                           New York, NY 10012                Services LLC (broker-dealer)

David P. Wieder            536 Broadway, 7th Floor           President and Owner, Fundamental Shareholder
                           New York, NY 10012                Services, Inc. (transfer agent)

                           536 Broadway, 7th Floor           Member, Board of Managers, DSIL Investment
                           New York, NY 10012                Services LLC (broker-dealer)

The business, profession, vocation or employment of a substantial nature which each director or officer of SSgA Funds Management, Inc. is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name                      Capacity with Adviser        Business Name and Address

Gustaff V. Fish, Jr.      President & Director         Two International Place, Boston, MA
                                                       Principal,  State  Street Bank and Trust  Company,
                                                       Boston, MA

Thomas P. Kelly           Treasurer                    Two International Place, Boston, MA
                                                       Principal,  State  Street Bank and Trust  Company,
                                                       Boston, MA

Mark J. Duggan            Chief Legal Officer          Two International Place, Boston, MA
                                                       Principal,  State  Street Bank and Trust

                                      C-2

                                                       Company, Boston, MA

Peter A. Ambrosini        Chief Compliance Officer     Two International Place, Boston, MA
                                                       Principal,  State  Street Bank and Trust  Company,
                                                       Boston, MA

Timothy Harbert           Director                     Two International Place, Boston, MA
                                                       Executive  Vice  President,  State Street Bank and
                                                       Trust Company, Boston, MA

Mitchell H. Shames        Director                     Two International Place, Boston, MA
                                                       Principal,  State  Street Bank and Trust  Company,
                                                       Boston, MA

Agustin Fleites           Director                     Two International Place, Boston, MA
                                                       Principal,  State  Street Bank and Trust  Company,
                                                       Boston, MA

Item 27.  Principal Underwriters

               (a)  DSIL Investment Services LLC is the distributor for the
                    Registrant. DSIL Investment Services LLC serves as the
                    distributor or the placement agent for the following other registered investment companies: Domini Social Equity Fund,
                    Domini Social Bond Fund and Domini Social Index Portfolio.
               (b)  The information required by this Item 27 with respect to each manager or officer of DSIL Investment Services LLC is incorporated herein by reference from Schedule A of Form BD
                    (File No. 008-44763) as filed by DSIL Investment Services
                    LLC pursuant to the Securities Exchange Act of 1934.
               (c)  Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records of the Registrant are located, in whole or in part, at the offices of the Registrant and at the following locations:

Name:                                    Address:

Domini Social Investments LLC            536 Broadway, 7th Floor
(manager)                                New York, NY 10012

DSIL Investment Services LLC             536 Broadway, 7th Floor
(distributor)                            New York, NY 10012

Investors Bank & Trust Company           200 Clarendon Street
(custodian)                              Boston, MA 02116

PFPC Inc.                                4400 Computer Drive
(transfer agent)                         Westborough, MA 01581

Item 29.  Management Services

         Not applicable.

                                      C-3

Item 30.  Undertakings

         Not applicable.

                                      C-4

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of New York and the State of New York on the 29th day of November,
2001.

                                            DOMINI INSTITUTIONAL TRUST
                                            By:
                                            Amy L. Domini
                                            -------------------
                                            Amy L. Domini
                                            President

         Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on November 29, 2001.

                 Signature                              Title
                                   President (Principal Executive Officer) and
Amy L. Domini                      Trustee of Domini Institutional Trust
----------------------------
Amy L. Domini

Carole M. Laible                   Treasurer (Principal Accounting and Financial
----------------------------       Officer) of Domini Institutional Trust
Carole M. Laible

Julia Elizabeth Harris*            Trustee of Domini Institutional Trust
----------------------------
Julia Elizabeth Harris

Kirsten S. Moy*                    Trustee of Domini Institutional Trust
----------------------------
Kirsten S. Moy

William C. Osborn*                 Trustee of Domini Institutional Trust
----------------------------
William C. Osborn

Karen Paul*                        Trustee of Domini Institutional Trust
----------------------------
Karen Paul

Gregory A. Ratliff*                Trustee of Domini Institutional Trust
----------------------------
Gregory A. Ratliff

Frederick C. Williamson, Sr.*             Trustee of Domini Institutional Trust
-------------------------------
Frederick C. Williamson, Sr.

*By: Amy L. Domini
-------------------------------
Amy L. Domini
Executed by Amy L. Domini on
behalf of those indicated
pursuant to Powers of Attorney.

                                   SIGNATURES

         Domini Social Index Portfolio has duly caused this Post-Effective
Amendment to the Registration Statement on Form N-1A (File No. 333-14449) of
Domini Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on
the 29th day of November, 2001.

                                      DOMINI SOCIAL INDEX PORTFOLIO
                                      By:
                                      Amy L. Domini
                                      -----------------------------------
                                      Amy L. Domini
                                      President of Domini Social Index Portfolio

         This Post-Effective Amendment to the Registration Statement on Form
N-1A of Domini Institutional Trust has been signed below by the following persons in the capacities indicated below on November 29, 2001.

                      Signature                                                Title

Amy L. Domini                                           President (Principal Executive Officer) and Trustee
-----------------------------------                     of Domini Social Index Portfolio
Amy L. Domini

Carole M. Laible                                        Treasurer (Principal Accounting and Financial
-----------------------------------                     Officer) of Domini Social Index Portfolio
Carole M. Laible

Julia Elizabeth Harris*                                 Trustee of Domini Social Index Portfolio
-----------------------------------
Julia Elizabeth Harris

Kirsten S. Moy*                                         Trustee of Domini Social Index Portfolio
-----------------------------------
Kirsten S. Moy

William C. Osborn*                                      Trustee of Domini Social Index Portfolio
-----------------------------------
William C. Osborn

Karen Paul*                                             Trustee of Domini Social Index Portfolio
-----------------------------------
Karen Paul

Gregory A. Ratliff*                                     Trustee of Domini Social Index Portfolio
-----------------------------------
Gregory A. Ratliff

Frederick C. Williamson, Sr.*                           Trustee of Domini Social Index Portfolio
-----------------------------------
Frederick C. Williamson, Sr.

*By:
Amy L. Domini
-------------------------------
Amy L. Domini
Executed by Amy L. Domini on behalf of
those indicated pursuant to Powers of
Attorney.

                                INDEX TO EXHIBITS

EXHIBIT NO.   DESCRIPTION OF EXHIBIT

   h(3)       Expense Limitation Agreement.
    j         Consent of independent accountants.